UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2003
                                               -----------------

Check here if Amendment [  ];        Amendment Number: ___
     This Amendment (Check only one.):       [   ] is a restatement.
                                             [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             RBO & CO, LLC
Address:          PO BOX 306
                  ST. HELENA, CA 94574


Form 13F File Number:    28-10006

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:         REGINALD B. OLIVER
Title:        PRESIDENT
Phone:        (707) 963-1231

Signature, Place, and Date of Signing:

                                      St Helena, CA               5/4/02
------------------------------    --------------------       ---------------
         [Signature]                  [City, State]               [Date]

Report Type       (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
         manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                  NONE

Form 13F Information Table Entry Total:              60
                                                 ----------

Form 13F Information Table Value Total:          $ 157,219
                                                 ----------
                                                 (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



AS OF 12/31/03




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Name of Issuer                     SYMBOL    Class         Cusip Value X 1000 total sharDiscretion     Voting Auth
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
Abbott Labs                        ABT       com         2824100         4231    90,800    sole       none
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American International Group Inc   AIG       com        26874107          358     5,400    sole       none
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Alltel Corp                        AT        com        20039103         4486    96,318    sole       none
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American Express Company           AXP       com        25816109          238     4,928    sole       none
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Bank of America                    BAC       com        60505104         2044    25,408    sole       none
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Brown Forman Corporation           BF B      com       115637209         3037    32,500    sole       none
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Bellsouth Corporation              BLS       com        79860102         1165    41,158    sole       none
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Bristol-Myers Squibb Co            BMY       com        1.10E+08          583    20,396    sole       none
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BP P L C                           BP        com        55622104          510    10,332    sole       none
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BRE Properties Inc                 BRE       com       5.56E+109         2249    65,364    sole       none
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Citigroup, Inc.                    C         com       172967101          684    14,083    sole       none
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Caterpillar Inc                    CAT       com       149123101         2062    24,840    sole       none
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Chalone Wine Group                 CHLN      com       157639105          106    12,000    sole       none
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ChevronTexaco Corp                 CVX       com       166764100         1901    22,010    sole       none
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Dominion Res Inc Va                D         com       25746U109         1672    26,200    sole       none
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Deere & Company                    DE        com       244199105          287     4,418    sole       none
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The Walt Disney Company            DIS       com       254687106         3120   133,732    sole       none
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Consolidated Edison Inc            ED        com       209115104          387     9,000    sole       none
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Equity One, Inc (former IRT)       EQY       com       294752100         1994   118,120    sole       none
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Firstenergy Corporation            FE        com       337932107         1028    29,216    sole       none
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FNMA                               FNM       com       313586109          807    10,750    sole       none
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Greater Bay Bancorp                GBBK      com       391648102          201     7,072    sole       none
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General Electric Company           GE        com       369604103         4146   133,818    sole       none
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International Business Machines CorIBM       com       459200101         5592    60,340    sole       none
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Intel Corporation                  INTC      com       458140100          249     7,740    sole       none
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Johnson & Johnson                  JNJ       com       478160104        15540   300,820    sole       none
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J P Morgan Chase & Co              JPM       com       46625H100         1772    48,232    sole       none
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Kimberly Clark Corp                KMB       com       494368103         1161    19,648    sole       none
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Coca-Cola Company                  KO        com       191216100         6321   124,550    sole       none
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Laboratory Corp Amer Hldgs         LH        com       50540R409          584    15,800    sole       none
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Eli Lilly & Company                LLY       com       532457108         1971    28,020    sole       none
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McDonalds Corporation              MCD       com       580135101         1038    41,800    sole       none
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Altria                             MO        com       718154107        10792   198,315    sole       none
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Merck & Co Inc                     MRK       com       589331107          835    18,080    sole       none
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Microsoft Corporation              MSFT      com       594918104          299    10,870    sole       none
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New Plan Excel Realty Inc          NXL       com       648053106          548    22,200    sole       none
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Oxford Industries Inc              OXM       com       691497309         1843    54,400    sole       none
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Pepsico Inc                        PEP       com       713448108         5350   114,750    sole       none
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Pfizer Inc                         PFE       com       717081103          440    12,450    sole       none
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Proctor & Gamble Company           PG        com       742718109          604     6,050    sole       none
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Progress Energy Inc                PGN       com       743263105         1801    39,800    sole       none
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Pan Pacific Retail Properties      PNP       com       69806L104        20664   433,652    sole       none
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Questar                            STR       com       748356102          281     8,000    sole       none
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RailAmerica Inc                    RRA       com       750753105         6500   550,874    sole       none
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SBC Communications Inc             SBC       com       78387G103          501    19,201    sole       none
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Scana Corp New                     SCG       com       80589M102         1404    41,000    sole       none
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Sara Lee Corporation               SLE       com       803111103         3013   138,792    sole       none
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Schering Plough                    SGP       com       828806109          445    25,600    sole       none
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Suntrust Bks Inc                   STI       com       867914103          263     3,682    sole       none
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Price T Rowe Group Inc             TROW      com       74144T108          909    19,175    sole       none
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Tyco International Limited         TYC       com       902124106          212     8,000    sole       none
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Unocal Corporation                 UCL       com       915289102          524    14,225    sole       none
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UST Incorporated                   UST       com       902911106         1849    51,800    sole       none
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Vivendi Universal                  V         com       92851S204          136     5,600    sole       none
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Vodafone Group PLC                 VOD       com       92857W100          267    10,650    sole       none
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Verizon Communications             VZ        com       92343V104         1383    39,415    sole       none
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WestAmerica Bancorporation         WABC      com       957090103         6683   134,471    sole       none
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Weingarten Realty                  WRI       com       948741103         2221    50,075    sole       none
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Wyeth                              WYE       com       983024100         7452   175,536    sole       none
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Exxon Mobil Corp                   XOM       com       30231G102         8476   206,728    sole       none
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TOTALS                                                                 157219
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